Income Taxes (Tables)	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Provision for income taxes for continuing operations (in thousands)
	2018	2017	2016
Current:
Federal	$865	739	1,247
State	304	164	334
	1,169	903	1,581
Deferred	(4,091)	(434)	2,067

Total	$(2,922)	469	3,648

Income tax reconciliation at statutory Federal income tax rate (in thousands)

	2018	2017	2016
Amount computed at statutory
Federal rate	$532	781	3,180
State income taxes (net of Federal
income tax benefit)	131	108	440
Excess tax benefits from stock option exercises	(170)	(427)	—
Gain on rate change due to Tax Cut and Jobs
Act of 2017	(3,444)	—	—
Other, net	29	7	28
Provision for income taxes	$(2,922)	469	3,648

Deferred tax assets and liabilities (in thousands)

	2018	2017
Deferred tax liabilities:
Property and equipment	$6,849	11,568
Prepaid expenses	478	121
Gross deferred tax liabilities	7,327	11,689
Deferred tax assets:
Insurance liabilities	448	159
Employee benefits and other	939	1,485
Gross deferred tax assets	1,387	1,644
Net deferred tax liability	$5,940	10,045